Plant and equipment (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of plant and equipment

For the nine months ended September 30,						2023
	Assets under construction	Plant equipment and other	Computer equipment	Vehicles	Leasehold improvements	Total
Cost
Balance, beginning of the period	$167.1	$38.2	$2.1	$0.3	$9.9	$217.6
Additions	372.8	—	0.8	—	2.9	376.5
Transfers	(18.2)	18.2	—	—	—	—
Impairment	(87.7)	(7.2)	—	—	(1.6)	(96.5)
Balance, end of the period	434.0	49.2	2.9	0.3	11.2	497.6

Accumulated depreciation
Balance, beginning of the period	—	(5.3)	(0.3)	(0.1)	(1.5)	(7.2)
Depreciation	—	(4.5)	(0.7)	—	(0.9)	(6.1)
Balance, end of the period	—	(9.8)	(1.0)	(0.1)	(2.4)	(13.3)
Net book value	$434.0	$39.4	$1.9	$0.2	$8.8	$484.3